Other current assets	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
OTHER CURRENT ASSETS
11.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31, 2019	December 31, 2018
Interest receivable	$1,111,322	$34,908
Receivable from disposal of discontinued operations	932,836	-
Advances to customers	50,716	-
Stamp duties due from former shareholders of Zhejiang Jingyuxin	34,587	-
Prepaid legal and consulting expenses	-	407,890
Prepaid insurance expenses	-	154,582
Others	176,181	216,029
	$2,305,642	$813,409